Transactions with related parties - Summary of Transactions were Carried Out with Related Parties (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	R$ 159,000	R$ 89,000	R$ 33,000
Purchases of goods, related party transactions	(3,207,000)	(1,800,000)	(3,090,000)
Associates (legal and administration services)
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	153,000	86,000	23,000
Entity controlled management personnel
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	6,000	3,000	10,000
Purchases of goods, related party transactions	0	0	(1,531,000)
Associate (transaction services)
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	(3,207,000)	(1,800,000)	(1,119,000)
Associate (transaction services) | Officers and Directors
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	(253,000)	(86,000)
Service Provider
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	R$ 0	R$ 0	R$ (440,000)